COVER LETTER

                               Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 104
                                Sandy, Utah 84093
Phone:  (801) 733-0800                                      Fax:  (801) 733-0808

                                 April 17, 2007



Securities and Exchange Commission
Office of Document Control
450 Fifth Street N.W.
Washington, D.C. 20549

VIA:  EDGARLink

   Re:  Trans Energy, Inc.
        File No.  0-23530
        Form 10-KSB (for the period ended December 31, 2006)

To Whom It May Concern:

     Please find herewith transmitted by EDGARLink, the Form 10-KSB filed on behalf of Trans Energy, Inc. for the period ended December 31, 2006.

     Please direct all correspondences concerning this filing and Trans Energy, Inc. to this office.

                             Yours truly,

                             /s/ Leonard E. Neilson
                             ----------------------
                             Leonard E. Neilson

:ae
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